Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

Note 4 - Accounts Payable and Accrued Liabilities

As of June 30, 2026 and December 31, 2025, current liabilities consisted of the following:

	June 30, 2026	December 31, 2025
Accounts payable	$464,976	$382,970
Payroll accrual	167,208	70,971
Accrued employee benefits	5,750	5,750
Accrued expenses	10,000	161,887
Total accounts payable and accrued liabilities	$647,934	$621,578

Note 5 - Accounts Payable and Accrued Liabilities

As of December 31, 2025 and 2024, current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Accounts payable	$382,970	$269,683
Accrued payroll	70,971	63,140
Accrued employee benefits	5,750	5,750
Insurance premium financing and other accruals	161,887	169,720
Total	$621,578	$508,293